Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 846,531	$ 998,839	$ 1,076,861
Cost of revenue		(748,148)	(848,137)	(678,305)
Gross profit		98,383	150,702	398,556
Consulting and marketing		1,415,591	1,094,957	1,387,628
Research and Development		3,064,510	2,582,601	836,833
Depreciation and Amortization		1,583	4,187	93,354
General and administrative expenses		2,650,592	1,992,163	1,254,088
Settlement agreement expenses			854,984
Share-based compensation		2,286,389	3,709,278	343,253
Impairments	[1]	5,462,000	8,200,336	13,142,481
Professional fees		1,772,106	966,718	1,739,430
Total operating expense		(16,652,771)	(19,405,224)	(18,797,067)
Loss before other income (expense)		(16,554,388)	(19,254,522)	(18,398,511)
Finance income	[1]	678,352	185,429	17,495
Finance expenses	[1]	(30,153)	(14,996)	(17,181)
Foreign exchange gain (loss)		(909,796)	431,240	(76,469)
Gain (loss) from warrants revaluation		30,414,880	(28,866,166)	7,704
Gain (loss) from settlement agreement revaluation		(643,519)	(69,955)
Other income (expense)		29,509,764	(28,334,448)	(68,451)
Income (loss) before tax		12,955,376	(47,588,970)	(18,466,962)
Tax expense		(33,082)	(1,287)	(28,159)
Income (loss) for the year		12,922,294	(47,590,257)	(18,495,121)
Other comprehensive income (loss)
Exchange differences on translation		(186,398)	(157,066)	(22,992)
Remeasurement of a defined benefit plan, net		51,681	9,770	485
Other comprehensive income (loss) for the year		(134,717)	(147,296)	(22,507)
Total comprehensive income (loss)		$ 12,787,577	$ (47,737,553)	$ (18,517,628)
Income (loss) per share - basic	[2]	$ 21.12	$ (101.31)	$ (1,550.40)
Weighted average number of shares outstanding - basic	[2]	611,810	469,733	12,003
Income (loss) per share - diluted	[2]	$ 19.85
Weighted average number of shares outstanding - diluted	[2]	651,135

[1]	Reclassified to conform to the current period presentation
[2]	Adjusted to reflect one (1) for five hundred (500) reverse stock split in April 2025 (see Note 1)